ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	$ 624.2	$ (400.5)	$ (508.6)	$ (321.2)	$ (321.2)	$ (356.9)	$ (44.3)
Other comprehensive (loss) income before reclassifications			39.1	(122.7)
Amounts reclassified from AOCI to net income			(6.8)	0.0
Net change	(27.1)	(28.8)	32.3	(122.7)	(148.2)	30.3	(90.0)
Balance	568.9	(411.3)	568.9	(411.3)	(508.6)	(321.2)	(356.9)
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	(153.3)	(158.4)	(212.7)	(64.5)	(64.5)	(94.8)	(4.6)
Other comprehensive (loss) income before reclassifications					(142.6)	29.8
Amounts reclassified from AOCI to net income					(5.6)	0.5
Net change					(148.2)	30.3
Balance	(180.4)	(187.2)	(180.4)	(187.2)	(212.7)	(64.5)	(94.8)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance			(42.6)	(13.6)	(13.6)	(10.9)
Other comprehensive (loss) income before reclassifications			0.0	(1.2)	(28.2)	(2.7)
Amounts reclassified from AOCI to net income			0.0	0.0	(0.8)
Net change			0.0	(1.2)	(29.0)	(2.7)
Balance	(42.6)	(14.8)	(42.6)	(14.8)	(42.6)	(13.6)	(10.9)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance			(154.1)	(54.7)	(54.7)	(84.5)
Other comprehensive (loss) income before reclassifications			31.3	(99.7)	(99.4)	29.8
Amounts reclassified from AOCI to net income			0.0	0.0
Net change			31.3	(99.7)	(99.4)	29.8
Balance	(122.8)	(154.4)	(122.8)	(154.4)	(154.1)	(54.7)	(84.5)
Cash flow hedging activities, net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance			(16.0)	3.8	3.8	0.6
Other comprehensive (loss) income before reclassifications			7.8	(21.8)	(15.0)	2.7
Amounts reclassified from AOCI to net income			(6.8)	0.0	(4.8)	0.5
Net change			1.0	(21.8)	(19.8)	3.2
Balance	$ (15.0)	$ (18.0)	$ (15.0)	$ (18.0)	$ (16.0)	$ 3.8	$ 0.6